Thrivent Series Fund, Inc.

Supplement to Statement of Additional Information (SAI)

dated April 30, 2010

The information relating to the Officers of Thrivent Series Fund, Inc. on pages 30-31 of the SAI is deleted in its entirety and replaced with the following:

Name, Address and Age	Position with Trust and Length of Service	Principal Occupation During the Past 5 Years
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 53	President since 2008; previously, Vice President since 2004	Senior Vice President and Chief Investment Officer, Thrivent Financial since 2003

David S. Royal 625 Fourth Avenue South Minneapolis, MN Age 39	Secretary and Chief Legal Officer since 2006	Vice President and Managing Counsel, Thrivent Financial since 2006; Interim Investment Company and Investment Adviser Chief Compliance Officer, Thrivent Financial from May 2010 to December 2010; Partner, Kirkland & Ellis LLP from 2004 to 2006

Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN Age 43	Treasurer and Principal Accounting Officer since 2005	Vice President, Mutual Fund Accounting, Thrivent Financial since 2006; Head of Mutual Fund Accounting, Thrivent Financial from 2005 to 2006

Ted S. Dryden 625 Fourth Avenue South Minneapolis, MN Age 45	Chief Compliance Officer since December 2010	Investment Company and Investment Adviser Chief Compliance Officer, Thrivent Financial since December 2010; Chief Compliance Officer, OptumHealth Financial Services from 2009 to 2010; Vice President, Asset Management Compliance, Ameriprise Financial from 2006 to 2009; Chief Compliance Officer, Mason Street Advisors from 2001 to 2005

Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN Age 46	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since 2004

Karl D. Anderson 625 Fourth Avenue South Minneapolis, MN Age 49	Vice President since 2006	Vice President, Products, Thrivent Financial since 2005

Brian W. Picard 4321 North Ballard Road Appleton, WI Age 40	Vice President and Anti-Money Laundering Officer since 2006	Director, Product Compliance and Systems Support, Thrivent Financial since 2010; Director, Business Control Services, Thrivent Financial from 2006 to 2010; Manager, Field and Securities Compliance, Thrivent Financial from 2002 to 2006

Mark D. Anema 625 Fourth Avenue South Minneapolis, MN Age 49	Assistant Vice President since 2007	Vice President, Accumulation and Retirement Income Solutions, Thrivent Financial since 2007; Vice President, Strategic Planning, Thrivent Financial from 2004 to 2007

James M. Odland 625 Fourth Avenue South Minneapolis, MN Age 55	Assistant Secretary since 2006	Vice President, Managing Counsel, Thrivent Financial since 2005

John L. Sullivan 625 Fourth Avenue South Minneapolis, MN Age 40	Assistant Secretary since 2007	Senior Counsel, Thrivent Financial since 2007; Senior Counsel, Division of Investment Management of the SEC from 2000 to 2007

Rebecca A. Paulzine 625 Fourth Avenue South Minneapolis, MN Age 31	Assistant Secretary since 2010	Counsel, Thrivent Financial since 2010; Associate, Faegre & Benson LLP from 2005 to 2009

Todd J. Kelly 4321 North Ballard Road Appleton, WI Age 41	Assistant Treasurer since 2002	Director, Fund Accounting Operations, Thrivent Financial since 2003

Sarah L. Bergstrom 625 Fourth Avenue South Minneapolis, MN Age 33	Assistant Treasurer since 2007	Director, Fund Accounting Administration, Thrivent Financial since 2007; Manager, Fund Accounting Administration, Thrivent Financial from 2005 to 2007

  *  *  *

In addition, the information related to Affiliated Persons on page 57 of the SAI is deleted in its entirety and replaced with the following:

The following officers of Thrivent Financial, the Fund’s investment adviser, are, as officers of the Fund, affiliated with the Fund:

Affiliated Person	Position with Fund	Position with Thrivent Financial
Russell W. Swansen	President	Senior Vice President and Chief Investment Officer

David S. Royal	Secretary and Chief Legal Officer	Vice President and Managing Counsel

Ted S. Dryden	Chief Compliance Officer	Chief Compliance Officer

Janice M. Guimond	Vice President	Vice President, Investment Operations

Brian W. Picard	Vice President and Anti-Money Laundering Officer	Director, Product Compliance and Systems Support

Gerard V. Vaillancourt	Treasurer and Principal Accounting Officer	Vice President, Mutual Fund Accounting

Karl D. Anderson	Vice President	Vice President, Products

The date of this Supplement is December 29, 2010

Please include this Supplement with your SAI

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